Description Of Organization And Business Operations (Detail) - USD ($)			3 Months Ended	12 Months Ended
	Nov. 11, 2019	Nov. 05, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization consolidation and presentation of financial statements [Line Items]
Revenues			$ 0	$ 0
Gross proceeds from issuance of warrants					$ 8,325,000
Transaction costs					$ 571,876
Minimum percentage of fair market value of business acquisition to trust account balance			80.00%	80.00%
Business acquisition, percentage of minimum ownership to be acquired			50.00%	50.00%
Decommissioning trust assets description			The Sponsor and the Company’s officers and directors have agreed (a) to waive their redemption rights with respect to their Founder Shares and Public Shares held by them in connection with the completion of a Business Combination and (b) not to propose an amendment to the Company’s Amended and Restated Certificate of Incorporation (a) that would modify the substance or timing of the Company’s obligation to allow redemption in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination or (b) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.	The Sponsor and the Company’s officers and directors have agreed (a) to waive their redemption rights with respect to their Founder Shares and Public Shares held by them in connection with the completion of a Business Combination and (b) not to propose an amendment to the Company’s Amended and Restated Certificate of Incorporation (a) that would modify the substance or timing of the Company’s obligation to allow redemption in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination or (b) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.
Public shares redemption percentage			100.00%	100.00%
Public shares redemption percentage threshold			15.00%	15.00%
Maximum
Organization consolidation and presentation of financial statements [Line Items]
Net tangible assets			$ 5,000,001	$ 5,000,001
Net interest to pay dissolution expenses			$ 100,000	100,000
Underwriters
Organization consolidation and presentation of financial statements [Line Items]
Number of shares issued	4,125,000
Shares issued, price per share	$ 10.00
Number of warrants issued	825,000
Warrants issued, price per warrant	$ 1.00
Proceeds from Issuance or Sale of Equity	$ 42,075,000
Common stock held in trust	41,250,000			$ 10.00
Assets held in trust	$ 316,250,000
Transaction costs		$ 6,325,000
IPO
Organization consolidation and presentation of financial statements [Line Items]
Number of shares issued		27,500,000	31,625,000	31,625,000
Shares issued, price per share		$ 10.00
Number of shares issued, value		$ 275,000,000
Transaction costs		18,047,876
Deferred underwriting fees		11,068,750
Other offering costs		$ 654,126
Private Placement Warrants
Organization consolidation and presentation of financial statements [Line Items]
Number of shares issued		275,000,000
Number of warrants issued		7,500,000
Warrants issued, price per warrant		$ 1.00
Gross proceeds from issuance of warrants		$ 7,500,000